EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended
	Feb. 28, 2018	Jun. 01, 2017	Aug. 31, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Capital Unit [Line Items]
Net Income (Loss) Attributable To Predecessors				$ (1,279)	$ (1,494)
Partners' Capital Account, Contributions				1,131	6,848
Partners' Capital, Including Portion Attributable to Noncontrolling Interest				165,338		$ 167,760	$ 163,090
Partners' Capital				(5,587)		(4,143)
Allocation Of Net Sponsor Investment To Unitholders					0
Partners' Capital Account, Other Distributions					(11,600)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest				165,338
Increase (Decrease) in Partners' Capital [Roll Forward]
Quarterly distributions to unitholders (including IDRs)				(23,354)	(20,286)
Distributions declared				(23,806)	(21,135)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				25,257	28,207
Net Income (Loss) Allocated to Limited Partners				18,276	22,922
Unit-based compensation expense				834	680
Cash distribution	$ 23,058
Cash distribution (in dollars per share)	$ 485.00
Partners' Capital, Other				(11)
Development Assets Predecessor [Member]
Capital Unit [Line Items]
Net Income (Loss) Attributable To Predecessors				(1,279)	(1,344)
Partners' Capital, Including Portion Attributable to Noncontrolling Interest				10,517		10,665
Partners' Capital				10,517		10,665
PNGPC Predecessor [Member]
Capital Unit [Line Items]
Net Income (Loss) Attributable To Predecessors					(150)
TVPC [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Distributions declared				(5,000)
PBF LLC [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Distributions declared					(3,425)
General Partner [Member]
Capital Unit [Line Items]
Net Income (Loss) Attributable To Predecessors				(1,279)
Partners' Capital Account, Contributions				1,131	6,848
Partners' Capital, Including Portion Attributable to Noncontrolling Interest				10,517	10,566	$ 10,665	$ 16,750
Allocation Of Net Sponsor Investment To Unitholders					(11,538)
Partners' Capital Account, Other Distributions					0
Increase (Decrease) in Partners' Capital [Roll Forward]
Quarterly distributions to unitholders (including IDRs)				0	0
Distributions declared				0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				0	0
Unit-based compensation expense				0	0
Partners' Capital, Other				$ 0	0
General Partner [Member] | Development Assets Predecessor [Member]
Capital Unit [Line Items]
Net Income (Loss) Attributable To Predecessors					1,344
General Partner [Member] | PNGPC Predecessor [Member]
Capital Unit [Line Items]
Net Income (Loss) Attributable To Predecessors					$ 150
Limited Partner, Affiliate [Member] | PBF LLC [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Cash distribution	$ 11,689
Common Units [Member]
Capital Unit [Line Items]
Common units outstanding				41,900,708	25,876,472	41,900,708	25,844,118
Partners' Capital				$ (19,063)		$ (17,544)
Increase (Decrease) in Partners' Capital [Roll Forward]
Distributions declared				(20,847)	$ (12,141)
Common Units [Member] | Development Assets Predecessor [Member]
Capital Unit [Line Items]
Partners' Capital				$ 0		0
Common Units [Member] | Public Unit Holders [Member]
Capital Unit [Line Items]
Units owned				23,441,211
Common Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Units owned				18,459,497
Common Units [Member] | Limited Partner [Member]
Capital Unit [Line Items]
Net Income (Loss) Attributable To Predecessors				$ 0
Partners' Capital Account, Contributions				0	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest					244,274		$ 241,275
Partners' Capital				(19,063)		(17,544)
Allocation Of Net Sponsor Investment To Unitholders					11,592
Partners' Capital Account, Other Distributions					(11,600)
Increase (Decrease) in Partners' Capital [Roll Forward]
Quarterly distributions to unitholders (including IDRs)				(20,618)	11,872
Distributions declared				0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				18,276	14,203
Unit-based compensation expense				834	680
Partners' Capital, Other				(11)	(4)
Common Units [Member] | Limited Partner [Member] | Development Assets Predecessor [Member]
Capital Unit [Line Items]
Net Income (Loss) Attributable To Predecessors					0
Common Units [Member] | Limited Partner [Member] | PNGPC Predecessor [Member]
Capital Unit [Line Items]
Net Income (Loss) Attributable To Predecessors					$ 0
Subordinated Units [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Common units outstanding					15,886,553		15,886,553
Net Income (Loss) Attributable To Predecessors					$ 0
Partners' Capital Account, Contributions					0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest					1,687		$ 1,266
Allocation Of Net Sponsor Investment To Unitholders					(54)
Partners' Capital Account, Other Distributions					0
Increase (Decrease) in Partners' Capital [Roll Forward]
Quarterly distributions to unitholders (including IDRs)					(7,149)
Distributions declared					0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest					8,718
Unit-based compensation expense					0
Partners' Capital, Other					$ (1)
Shares, Issued					0
Subordinated Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest					$ (274,570)		(276,083)
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners' Capital, Other					(2)
Limited Partner, Subordinated Units [Member]
Capital Unit [Line Items]
Partners' Capital Account, Units, Converted		15,886,553
Increase (Decrease) in Partners' Capital [Roll Forward]
Distributions declared				0	(7,308)
Incentive Distribution Rights [Member]
Capital Unit [Line Items]
Partners' Capital						2,736
Incentive Distribution Rights [Member] | Development Assets Predecessor [Member]
Capital Unit [Line Items]
Partners' Capital				0		0
Incentive Distribution Rights [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Net Income (Loss) Attributable To Predecessors				0	0
Partners' Capital Account, Contributions				0	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest					180,056
Partners' Capital				2,959		2,736
Allocation Of Net Sponsor Investment To Unitholders					0
Partners' Capital Account, Other Distributions					0
Increase (Decrease) in Partners' Capital [Roll Forward]
Quarterly distributions to unitholders (including IDRs)				(2,736)	(1,265)
Distributions declared				0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				2,959	1,687
Unit-based compensation expense				0	0
Partners' Capital, Other				0	0
Noncontrolling Interest [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Net Income (Loss) Attributable To Predecessors				0	0
Partners' Capital Account, Contributions				0	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest					162,013		$ 179,882
Partners' Capital				170,925		$ 171,903
Allocation Of Net Sponsor Investment To Unitholders					0
Partners' Capital Account, Other Distributions					0
Increase (Decrease) in Partners' Capital [Roll Forward]
Quarterly distributions to unitholders (including IDRs)				0	0
Distributions declared				(5,000)	(3,425)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				4,022	3,599
Unit-based compensation expense				0	0
Partners' Capital, Other				$ 0	$ (7)
Torrance Valley Pipeline Company LLC [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			50.00%
Noncontrolling Interest in Variable Interest Entity			50.00%
PBF LLC [Member] | Limited Partner, Affiliate [Member]
Capital Unit [Line Items]
Limited partner interest percentage				44.10%
Phantom Unit Award [Member] | Common Units [Member] | Limited Partner [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Shares, Issued				0	32,000
Shares, Issued							217,171